Cover	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Entity File Number	000-12561
Entity Registrant Name	CHINA SOLAR & CLEAN ENERGY SOLUTIONS, INC.
Entity Central Index Key	0000717588
Entity Tax Identification Number	95-3810300
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 Valley View Drive
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Avon
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14414
City Area Code	514
Local Phone Number	777-3743
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false